Schedule of Investments (unaudited)
April 30, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.
 Western Asset Municipal High Income Fund

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 97.0%
Alabama — 5.2%
Black Belt Energy Gas District, AL, Gas Project Revenue, Series D-1, Refunding	5.500%	2/1/29	$400,000	$419,985 (a)(b)
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	450,000	461,151 (c)
Jefferson County, AL, Sewer Revenue:
Warrants, Series 2024, Refunding	5.250%	10/1/44	3,500,000	3,757,632
Warrants, Series 2024, Refunding	5.250%	10/1/49	3,000,000	3,103,879
Warrants, Series 2024, Refunding	5.500%	10/1/53	2,500,000	2,611,306
Mobile County, AL, IDA Revenue:
Solid Waste Disposal Facility, Calvert LLC Project, Series A	5.000%	6/1/54	610,000	592,148 (c)
Solid Waste Disposal Facility, Calvert LLC Project, Series B	4.750%	12/1/54	500,000	467,055 (c)
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project No 1, Series A, Refunding	5.000%	4/1/32	750,000	796,660
Southeast Energy Authority, AL, Cooperative District, Energy Supply Revenue, Series B	5.250%	1/1/33	1,050,000	1,086,937 (a)(b)
Total Alabama				13,296,753
Alaska — 0.2%

Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	600,000	606,834 (c)
Arizona — 6.4%
Chandler, AZ, IDA Revenue:
Intel Corp. Project	4.100%	6/15/28	500,000	504,964 (a)(b)(c)
Intel Corp. Project	4.000%	6/1/29	3,000,000	3,030,520 (a)(b)(c)
La Paz County, AZ, IDA Revenue:
Charter School Solutions, Harmony Public School Project, Series A	5.000%	2/15/36	750,000	750,288 (d)
Charter School Solutions, Harmony Public School Project, Series A	5.000%	2/15/46	3,175,000	3,109,144 (d)
Maricopa County, AZ, IDA Revenue, Legacy Traditional Schools Project, Series 2019, Refunding	5.000%	7/1/49	1,500,000	1,405,572 (d)
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	850,000	850,976 (d)
Phoenix, AZ, IDA Revenue, Basis School Inc., Refunding	5.000%	7/1/45	7,000,000	6,766,108 (d)
Total Arizona				16,417,572
Arkansas — 0.3%

Arkansas State Development Finance Authority, Environmental Improvement Revenue, United States Steel Corp. Project, Green Bonds	5.700%	5/1/53	750,000	768,547 (c)
California — 12.0%
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series B	5.000%	12/1/32	3,100,000	3,173,248 (a)(b)
Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	1,100,000	1,148,151 (a)(b)
Clean Energy Project, Green Bonds, Series C	5.000%	10/1/32	550,000	573,892 (a)(b)
Clean Energy Project, Green Bonds, Series E	5.000%	9/1/32	2,650,000	2,812,093 (a)(b)
Clean Energy Project, Green Bonds, Series G	5.000%	12/1/35	500,000	544,131
Clean Energy Project, Green Bonds, Series H	5.000%	8/1/33	1,100,000	1,189,258 (a)(b)
California State Community Housing Agency, Essential Housing Revenue, Stoneridge Apartments, Series A	4.000%	2/1/56	1,500,000	1,176,068 (d)
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	2,250,000	2,280,004 (c)
SFMTA Potrero Yard Modernization Project, Series A	5.000%	9/1/60	750,000	766,782
California State PCFA Water Furnishing Revenue, Poseidon Resources Desalination Project	5.000%	11/21/45	7,500,000	7,502,049 (c)(d)
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2026
 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

California — continued
California State Public Finance Authority, Senior Living Revenue:
Enso Village Project, Green Bond, Series A	5.000%	11/15/51	$500,000	$449,236 (d)
Enso Village Project, Green Bond, Series A	5.000%	11/15/56	750,000	660,488 (d)
M-S-R Energy Authority, CA, Natural Gas Revenue, Series B	7.000%	11/1/34	3,500,000	4,190,383
River Islands, CA, Public Financing Authority, Special Tax Revenue:
Community Facilities District No 2003-1	5.500%	9/1/37	250,000	266,081
Community Facilities District No 2003-1	5.750%	9/1/52	500,000	510,334
Community Facilities District No 2023-1	5.625%	9/1/53	1,055,000	1,076,623
Community Facilities District No 2023-1	5.000%	9/1/54	2,500,000	2,408,902
Total California				30,727,723
Colorado — 3.7%
Colorado State High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	500,000	495,973
North Range, CO, Metropolitan District No 2, GO:
Series A, Refunding	5.625%	12/1/37	500,000	500,384
Subordinated, Series B	7.750%	12/15/47	1,000,000	1,000,120
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	4,450,000	5,337,643
Southern Ute Indian Tribe Reservation, CO, GO, Series A	5.000%	4/1/35	600,000	648,282 (d)
Village Metropolitan District, CO:
Limited & Special Revenue, Series 2020, Refunding and Improvements	5.000%	12/1/40	500,000	501,032
Limited & Special Revenue, Series 2020, Refunding and Improvements	5.000%	12/1/49	1,200,000	1,158,298
Total Colorado				9,641,732
Florida — 4.4%
Broward County, FL, Port Facilities Revenue, Senior Bonds, Series B	4.000%	9/1/49	4,500,000	3,928,592 (c)
Florida State Development Finance Corp., Educational Facilities Revenue:
Mater Academy Projects, Series A	5.000%	6/15/35	1,000,000	1,008,611
Mater Academy Projects, Series A	5.000%	6/15/40	1,000,000	1,003,212
Miami-Dade County, FL, HEFA Revenue:
University of Miami Issue, Series 2026	5.000%	4/1/36	150,000	171,404
University of Miami Issue, Series 2026	5.000%	4/1/46	200,000	211,557
Miami-Dade County, FL, Seaport Revenue, Senior Bonds, Series A, Refunding	5.250%	10/1/52	1,500,000	1,526,478 (c)
Okaloosa County, FL, IDR, Air Force Enlisted Village Inc. Project	5.500%	5/15/45	100,000	103,132 (d)
Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Inc., Series A	5.000%	10/1/53	500,000	510,549
Orlando Health Inc., Series A, Refunding	4.500%	10/1/56	400,000	383,223
Palm Beach County, FL, Health Facilities Authority Revenue:
Acts Retirement-Life Communities	5.000%	11/15/45	750,000	753,823
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Refunding	4.000%	6/1/41	250,000	226,678
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series A	5.000%	6/1/55	1,000,000	927,725
Reunion, FL, East Community Development District, Special Assessment Bond, Series A-2	7.375%	5/1/33	355,000	4 *(e)
Wildwood, FL, Village Community Development District No 15, Special Assessment Revenue	5.000%	5/1/43	645,000	657,704 (d)
Total Florida				11,412,692
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2026 Quarterly Report

 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Georgia — 1.2%
Georgia State Municipal Electric Authority, Power Revenue:
Plant Vogtle Units 3&4, Project M, Series A	5.250%	7/1/64	$800,000	$819,259
Plant Vogtle Units 3&4, Project P, Series A	5.500%	7/1/64	500,000	513,071
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/43	1,250,000	1,268,437
Series C	5.000%	9/1/30	500,000	529,686 (a)(b)
Total Georgia				3,130,453
Hawaii — 0.3%

Honolulu, HI, City & County Wastewater System Revenue, First Senior Bond Resolution, Series A	3.000%	7/1/41	750,000	669,787
Illinois — 10.0%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue, Series 2018	5.000%	4/1/42	1,000,000	1,002,424
Chicago, IL, Board of Education, GO:
Dedicated, Series A	5.000%	12/1/36	500,000	504,935
Dedicated, Series A	5.875%	12/1/47	1,000,000	1,008,056
Dedicated, Series G, Refunding	5.000%	12/1/34	100,000	100,225
Dedicated, Series H	5.000%	12/1/46	3,090,000	2,849,002
Series A	5.000%	12/1/35	2,000,000	2,020,828
Series D	5.000%	12/1/46	750,000	691,505
Chicago, IL, GO, Chicago Works, Series A	5.500%	1/1/39	1,200,000	1,249,694
Chicago, IL, O’Hare International Airport Revenue:
Senior Lien, Series G	5.000%	1/1/47	1,000,000	1,000,110 (c)
Senior Lien, Series G	5.000%	1/1/52	1,000,000	994,310 (c)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien, Series A, Refunding	4.000%	12/1/55	300,000	250,626
Illinois State Development Finance Authority, Environmental Facilities Revenue, Citgo Petroleum Corp. Project	8.000%	6/1/32	3,250,000	3,254,560 (c)
Illinois State Finance Authority Revenue:
Navy Pier Inc., Series B, Refunding	5.000%	10/1/34	650,000	680,337 (d)
Navy Pier Inc., Series B, Refunding	5.000%	10/1/49	385,000	366,562 (d)
Surface Freight Transfer Facilities, Centerpoint Joliet Terminal Railroad Project	4.800%	7/2/35	750,000	776,298 (a)(b)(c)(d)
Illinois State Sports Facilities Authority Revenue, Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/29	720,000	758,864
Illinois State, GO:
Series A	5.000%	3/1/46	1,000,000	1,020,342
Series A, Refunding	5.000%	10/1/29	1,900,000	1,990,824
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A	5.000%	6/15/57	1,150,000	1,137,005
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	750,000	749,761
McCormick Place Expansion Project, Series B, Refunding	5.000%	6/15/42	3,250,000	3,346,423
Total Illinois				25,752,691
Indiana — 1.7%
Indiana State Finance Authority Revenue:
BHI Senior Living Inc., Series A, Refunding	4.000%	11/15/41	1,250,000	1,191,166
Marion General Hospital, Series A	4.000%	7/1/45	500,000	443,675
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2026
 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Indiana — continued
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	$500,000	$514,642
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project, Refunding	5.000%	1/1/54	2,400,000	2,321,962 (c)(d)
Total Indiana				4,471,445
Kentucky — 0.8%
Kentucky State PEA, Gas Supply Revenue:
Series A, Refunding	5.250%	12/1/29	400,000	423,309 (a)(b)
Series C, Refunding	5.000%	5/1/36	1,500,000	1,595,676
Total Kentucky				2,018,985
Louisiana — 0.9%
Louisiana State PFA, Lease Revenue:
Provident Group, Flagship Properties	5.000%	7/1/42	1,000,000	1,009,155
Provident Group, Flagship Properties, Series A	4.000%	7/1/44	1,000,000	948,044
Provident Group, Flagship Properties, Series A	4.000%	7/1/49	500,000	441,056
Total Louisiana				2,398,255
Maryland — 1.3%
Maryland State EDC Revenue:
Morgan State University Project	4.250%	7/1/50	1,000,000	890,675
Seagirt Marine Terminal Project, Series A	5.000%	6/1/44	300,000	304,533 (c)
Seagirt Marine Terminal Project, Series A	5.000%	6/1/49	1,000,000	1,004,418 (c)
Maryland State Health & Higher EFA Revenue:
Frederick Health System, Refunding	4.000%	7/1/45	500,000	444,542
Frederick Health System, Refunding	4.000%	7/1/50	725,000	609,837
Total Maryland				3,254,005
Massachusetts — 0.4%

Massachusetts State DFA Revenue, Boston Medical Center, Sustainability Bonds, Series G, Refunding	5.250%	7/1/52	1,000,000	1,006,495
Michigan — 0.9%
Michigan State Finance Authority Revenue:
Henry Ford Health System, Series A	4.000%	11/15/50	1,250,000	1,064,534
The Henry Ford Health Detroit South Campus Central Utility Plant Project, Green Bonds, Series 2024	4.375%	2/28/54	500,000	461,958
Tobacco Settlement Asset Backed Senior Bonds, Series B-1, Refunding	5.000%	6/1/49	45,000	45,107
Michigan State Strategic Fund Ltd. Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	850,000	857,219 (c)
Total Michigan				2,428,818
Minnesota — 1.4%

Minneapolis & St. Paul, MN, Metropolitan Airports Commission Revenue, Subordinated, Series B, Refunding	5.000%	1/1/44	3,500,000	3,563,455 (c)
Missouri — 2.0%
Missouri State HEFA Revenue:
Lutheran Senior Services Projects, Series A, Refunding	5.250%	2/1/48	1,000,000	1,013,088
Lutheran Senior Services Projects, Series A, Refunding	5.250%	2/1/54	1,000,000	1,001,538
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village of Sunset Hills, Series A	5.875%	9/1/43	3,000,000	3,002,987
Total Missouri				5,017,613
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2026 Quarterly Report

 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Nebraska — 1.3%

Central Plains Energy Project, NE, Gas Project Revenue, Project No 3, Series A, Refunding	5.000%	9/1/42	$3,160,000	$3,258,775
Nevada — 1.3%
State of Nevada Department of Business & Industry Revenue:
Charter School Lease Revenue, Somerset Academy, Series A	5.000%	12/15/35	1,295,000	1,295,179 (d)
Charter School Lease Revenue, Somerset Academy, Series A	5.125%	12/15/45	2,015,000	1,947,543 (d)
Total Nevada				3,242,722
New Hampshire — 1.6%
National Finance Authority, NH, Revenue:
Presbyterian Senior Living Project, Series A	5.250%	7/1/48	700,000	708,160
Winston-Salem Sustainable Energy Partners LLC, Series A	5.000%	12/1/35	1,600,000	1,765,975
Winston-Salem Sustainable Energy Partners LLC, Series A	5.000%	6/1/55	1,550,000	1,528,740
Total New Hampshire				4,002,875
New Jersey — 2.2%
New Jersey State EDA Revenue:
Provident Group-Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/48	2,000,000	1,956,606
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	1,150,000	1,165,394 (c)
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series CC	4.125%	6/15/50	2,250,000	2,097,646
Transportation System, Series A, Refunding	4.250%	6/15/40	500,000	504,353
Total New Jersey				5,723,999
New Mexico — 0.6%
New Mexico State Municipal Energy Acquisition Authority, Gas Supply Revenue, Refunding	5.000%	11/1/30	750,000	797,557 (a)(b)
Santa Fe, NM, Retirement Facilities Revenue, EL Castillo Retirement Residences Project, Series A	5.000%	5/15/49	750,000	695,385
Total New Mexico				1,492,942
New York — 11.2%
Build NYC Resource Corp., NY, Revenue, East Harlem Scholars Academy Charter School Project	5.750%	6/1/62	750,000	717,917 (d)
MTA, NY, Transportation Revenue:
Green Bonds, Series E, Refunding	4.000%	11/15/45	500,000	463,950
Series A-2	5.000%	5/15/30	1,000,000	1,069,910 (a)(b)
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Refunding	4.000%	3/1/45	750,000	695,417
New York State Liberty Development Corp. Revenue, 7 World Trade Center Project, Class 3, Refunding	3.500%	9/15/52	1,800,000	1,396,029
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C & D Redevelopment Project	6.000%	4/1/35	800,000	880,108 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C & D Redevelopment Project	5.625%	4/1/40	700,000	741,599 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C & D Redevelopment Project	4.375%	10/1/45	2,000,000	1,922,724 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	5.375%	6/30/60	9,645,000	9,558,923 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, AG	5.125%	6/30/60	6,125,000	6,155,661 (c)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding	5.500%	12/31/54	300,000	304,351 (c)
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2026
 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New York — continued
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding, AG	4.500%	12/31/54	$700,000	$665,559 (c)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series B, Refunding, AG, Step bond (0.000% to 12/31/34 then 5.000%)	0.000%	12/31/54	300,000	197,229 (c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	1,100,000	1,100,405 (c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	1,200,000	1,195,689 (c)
Port Authority of New York & New Jersey Revenue:
Consolidated Series 221	4.000%	7/15/45	1,500,000	1,408,981 (c)
Consolidated Series 221	4.000%	7/15/55	500,000	439,976 (c)
Total New York				28,914,428
North Dakota — 0.2%

Grand Forks, ND, Health Care System Revenue, Altru Health System, Refunding, AG	3.000%	12/1/46	800,000	610,540
Ohio — 2.3%
Buckeye, OH, Tobacco Settlement Financing Authority Revenue, Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	1,300,000	1,032,919
Ohio State Air Quality Development Authority Revenue:
American Electric Co. Project, Series B	2.500%	10/1/29	1,000,000	966,700 (a)(b)(c)
AMG Vanadium Project, Series 2019	5.000%	7/1/49	2,000,000	1,823,409 (c)(d)
Ohio State Private Activity Revenue, Portsmouth Bypass Project	5.000%	6/30/53	1,650,000	1,631,641 (c)
Port of Greater Cincinnati Development Authority Revenue, OH, Tax-Exempt Parking Revenue, 3CDC Obligated Group Parking Facilities, Series A, Refunding, AG	5.000%	12/1/60	400,000	405,390
Total Ohio				5,860,059
Oklahoma — 0.8%
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue:
Montereau Inc. Project, Refunding	5.250%	11/15/37	500,000	505,599
Montereau Inc. Project, Refunding	5.250%	11/15/45	1,000,000	1,003,144
Tulsa, OK, Municipal Airport Trust Revenue:
American Airlines Inc. Project, Refunding	6.250%	12/1/35	500,000	563,869 (c)
American Airlines Inc. Project, Refunding	6.250%	12/1/40	60,000	66,308 (c)
Total Oklahoma				2,138,920
Oregon — 0.5%

Clackamas County, OR, Hospital Facility Authority Revenue, Senior Living, Willamette View Project, Refunding	5.000%	11/15/47	1,250,000	1,213,277
Pennsylvania — 5.2%
Allegheny County, PA, HDA Revenue, University of Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/39	1,000,000	970,890
Lancaster County, PA, IDA Revenue, Willow Valley Communities Project	5.000%	12/1/49	1,750,000	1,692,846
Pennsylvania State Economic Development Financing Authority Revenue:
Exempt Facilities Bonds, PPL Energy Supply LLC Project, Series B, Refunding	5.250%	6/1/27	1,700,000	1,701,842 (a)(b)
Solid Waste Disposal Facility, Core Natural Resources Inc. Project, Refunding	5.450%	3/27/35	300,000	324,483 (a)(b)(c)(d)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.000%	12/31/32	2,000,000	2,170,738 (c)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.250%	6/30/53	5,400,000	5,422,818 (c)
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2026 Quarterly Report

 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Pennsylvania — continued
Philadelphia, PA, Authority for IDR, Charter School Revenue, Philadelphia Performing Arts: A String Theory Charter School Project, Refunding	5.000%	6/15/50	$1,200,000	$1,115,491 (d)
Total Pennsylvania				13,399,108
Puerto Rico — 5.7%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/47	2,600,000	2,585,110 (d)
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/33	60,471	43,877
Restructured, Series A-1	5.625%	7/1/27	51,860	52,826
Restructured, Series A-1	5.625%	7/1/29	51,018	53,719
Restructured, Series A-1	5.750%	7/1/31	49,554	53,598
Restructured, Series A-1	4.000%	7/1/33	46,990	46,963
Restructured, Series A-1	4.000%	7/1/35	442,237	438,601
Restructured, Series A-1	4.000%	7/1/37	2,160,000	2,104,184
Restructured, Series A-1	4.000%	7/1/41	299,287	280,442
Restructured, Series A-1	4.000%	7/1/46	51,258	44,688
Subseries CW	0.000%	11/1/43	180,531	122,987 (b)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	543,000	523,437
CAB, Restructured, Series A-1	0.000%	7/1/46	3,460,000	1,239,503
Restructured, Series A-1	4.550%	7/1/40	130,000	130,197
Restructured, Series A-1	4.750%	7/1/53	5,275,000	5,045,537
Restructured, Series A-1	5.000%	7/1/58	1,145,000	1,115,922
Restructured, Series A-2	4.329%	7/1/40	720,000	713,636
Total Puerto Rico				14,595,227
Rhode Island — 0.3%
Central Falls, RI, Detention Facility Corp., Detention Facilities Revenue, Refunding	7.250%	7/15/35	980,000	382,200 *(e)
Rhode Island State Health & Educational Building Corp., Student Housing Revenue, Rhode Island Properties LLC, Subordinated Series B, AG	5.625%	7/1/65	400,000	407,501
Total Rhode Island				789,701
South Carolina — 0.8%
South Carolina State Jobs, EDA Hospital Facilities Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	1,000,000	926,594
South Carolina State Jobs-EDA Revenue, International Paper Company Project, Series A, Refunding	3.950%	4/1/33	1,100,000	1,096,854 (c)
Total South Carolina				2,023,448
Tennessee — 0.3%

Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Revenue, Series A, AG	5.250%	7/1/53	750,000	783,962
Texas — 5.8%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Basis Texas Charter Schools Inc., Refunding	5.875%	6/15/65	750,000	757,879 (d)
Austin, TX, Airport System Revenue, Series B, Refunding	5.000%	11/15/42	1,000,000	1,079,991 (c)(f)
Central Texas Regional Mobility Authority Revenue:
CAB, Refunding	0.000%	1/1/36	2,800,000	1,944,834
CAB, Refunding	0.000%	1/1/38	2,000,000	1,248,211
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2026
 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Texas — continued
CAB, Refunding	0.000%	1/1/40	$2,200,000	$1,204,922
Galveston, TX, Wharves & Terminal Revenue, Series A	5.250%	8/1/36	1,500,000	1,611,898 (c)
Houston, TX, Airport System Revenue, Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B-1	4.000%	7/15/41	1,000,000	927,582 (c)
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	110,000	110,875 (c)
Series 2017	5.000%	11/1/36	110,000	110,727 (c)
Mission, TX, EDC, Solid Waste Disposal Revenue, Graphic Packaging International, LLC Project, Green Bonds	5.000%	6/1/30	250,000	260,451 (a)(b)(c)
New Hope Cultural Education Facilities Finance Corp., TX:
Retirement Facility Revenue, Westminster Manor Project, Refunding	4.000%	11/1/49	1,200,000	1,021,189
Student Housing Revenue, Collegiate Housing College Station, AG	5.000%	4/1/46	500,000	499,987
Newark, TX, Higher Education Finance Corp., Education Revenue, TLC Academy, Series A	4.000%	8/15/56	900,000	692,980
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue:
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/37	1,000,000	1,010,270
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/46	1,200,000	1,176,129
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
Senior Lien, LBJ Infrastructure Group LLC, I-635 Managed Lanes Project, Series A, Refunding	4.000%	6/30/37	515,000	510,791
Senior Lien, NTE Mobility Partners Segments 3 LLC, Refunding	5.500%	6/30/40	600,000	632,114 (c)
Total Texas				14,800,830
Utah — 1.3%
Utah State Charter School Finance Authority, Charter School Revenue:
Summit Academy Inc., Series A, Refunding, UT CSCE	5.000%	4/15/39	350,000	359,224
Summit Academy Inc., Series A, Refunding, UT CSCE	5.000%	4/15/44	625,000	633,397
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	750,000	750,161
Utah State Infrastructure Agency Telecommunication Revenue, Series A	5.375%	10/15/40	1,150,000	1,157,549
Utah State Infrastructure Agency, Tax-Exempt Telecommunications Revenue, Series 2021	4.000%	10/15/41	500,000	466,939
Total Utah				3,367,270
Virginia — 0.5%
Virginia State Small Business Financing Authority Revenue:
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/34	500,000	523,860
Senior Lien, I-495 HOT Lanes Project, Refunding	5.000%	12/31/47	750,000	756,184 (c)
Total Virginia				1,280,044
Washington — 0.4%

Washington State Health Care Facilities Authority Revenue, Commonspirit Health, Series A-1, Refunding	4.000%	8/1/44	1,250,000	1,143,320
West Virginia — 0.1%

West Virginia State EDA Revenue, Solid Waste Disposal Facility, Commercial Metals Co. Project	4.625%	5/15/32	250,000	255,954 (a)(b)(c)
Wisconsin — 1.5%
Public Finance Authority, WI, Revenue, The Carmelite System Inc. Obligated Group, Refunding	5.000%	1/1/45	300,000	302,189
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2026 Quarterly Report

 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Wisconsin — continued
Public Finance Authority, WI, Student Housing Revenue:
Beyond Boone LLC, Appalachian State University Project, AG	4.000%	7/1/50	$700,000	$613,385
CHF Wilmington LLC, University of North Carolina at Wilmington Project, AG	5.000%	7/1/53	2,470,000	2,482,640
University of Hawai’i Foundation Project, Green Bonds, Series A-1	4.000%	7/1/51	790,000	584,321 (d)
Total Wisconsin				3,982,535

Total Municipal Bonds (Cost — $252,698,602)				249,463,791
Municipal Bonds Deposited in Tender Option Bond Trusts(g) — 4.5%
New York — 4.5%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Subseries AA-1	5.250%	6/15/52	3,055,000	3,213,388
New York State Dormitory Authority, State Personal Income Tax Revenue, General Purpose Bonds, Series A	4.000%	3/15/45	4,755,000	4,556,435
New York State Urban Development Corp., State Sales Tax Revenue, Series A	5.000%	3/15/49	3,700,000	3,847,003

Total Municipal Bonds Deposited in Tender Option Bond Trusts (Cost — $11,676,452)				11,616,826
Total Investments before Short-Term Investments (Cost — $264,375,054)				261,080,617

Short-Term Investments — 0.1%
Municipal Bonds — 0.1%
California — 0.1%
San Francisco, CA, City & County Airport Commission of International Airport Revenue, Second Series B, LOC - Barclays Bank PLC (Cost — $100,000)	2.350%	5/1/58	100,000	100,000 (h)(i)
Total Investments — 101.6% (Cost — $264,475,054)				261,180,617
TOB Floating Rate Notes — (2.4)%				(6,265,000)
Other Assets in Excess of Other Liabilities — 0.8%				2,218,172
Total Net Assets — 100.0%				$257,133,789

*	Non-income producing security.
(a)	Maturity date shown represents the mandatory tender date.
(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	The coupon payment on this security is currently in default as of April 30, 2026.
(f)	Securities traded on a when-issued or delayed delivery basis.
(g)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust..
(h)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The
SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s
Short-term Obligation Rate Transparency System.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2026
 Western Asset Municipal High Income Fund
Abbreviation(s) used in this schedule:
AG	—	Assured Guaranty — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
CSCE	—	Charter School Credit Enhancement
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
EDC	—	Economic Development Corporation
EFA	—	Educational Facilities Authority
GO	—	General Obligation
HDA	—	Housing Development Authority
HEFA	—	Health & Educational Facilities Authority
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
LOC	—	Letter of Credit
MFA	—	Municipal Finance Authority
MTA	—	Metropolitan Transportation Authority
PCFA	—	Pollution Control Financing Authority
PEA	—	Public Energy Authority
PFA	—	Public Facilities Authority
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Municipal High Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Municipal High Income Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$249,463,791	—	$249,463,791
Municipal Bonds Deposited in Tender Option Bond Trusts	—	11,616,826	—	11,616,826
Total Long-Term Investments	—	261,080,617	—	261,080,617
Short-Term Investments†	—	100,000	—	100,000
Total Investments	—	$261,180,617	—	$261,180,617

†	See Schedule of Investments for additional detailed categorizations.

Western Asset Municipal High Income Fund 2026 Quarterly Report